GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 7,585	$ 3,201
Accumulated amortization	2,240	1,331
Other Intangible assets, net	5,345	1,870
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,762	2,166
Accumulated amortization	1,426	779
Other Intangible assets, net	4,336	1,387
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,599	1,035
Accumulated amortization	814	552
Other Intangible assets, net	785	483
Non-Competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	224
Accumulated amortization
Other Intangible assets, net	$ 224